                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                            FOR THE FOLLOWING FUNDS:

                           HARTFORD SERIES FUND, INC.
                                   INCLUDING:
                           HARTFORD ADVISERS HLS FUND
                             HARTFORD BOND HLS FUND
                     HARTFORD CAPITAL APPRECIATION HLS FUND
                      HARTFORD DIVIDEND AND GROWTH HLS FUND
                         HARTFORD FOCUS GROWTH HLS FUND
                             HARTFORD FOCUS HLS FUND
                        HARTFORD GLOBAL ADVISERS HLS FUND
                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                         HARTFORD GLOBAL HEALTH HLS FUND
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                            HARTFORD GROWTH HLS FUND
                          HARTFORD HIGH YIELD HLS FUND
                             HARTFORD INDEX HLS FUND
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                  HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                            HARTFORD MIDCAP HLS FUND
                         HARTFORD MIDCAP VALUE HLS FUND
                         HARTFORD MONEY MARKET HLS FUND
                      HARTFORD MORTGAGE SECURITIES HLS FUND
                         HARTFORD SMALL COMPANY HLS FUND
                             HARTFORD STOCK HLS FUND
                             HARTFORD VALUE HLS FUND

                        HARTFORD HLS SERIES FUND II, INC.
                                   INCLUDING:
                     HARTFORD GROWTH OPPORTUNITIES HLS FUND
                        HARTFORD SMALLCAP GROWTH HLS FUND
                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
                      HARTFORD VALUE OPPORTUNITIES HLS FUND

                      SUPPLEMENT DATED JANUARY 23, 2003 TO
         COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                          CLASS IA AND CLASS IB SHARES

     1. Each of the Funds listed below has been reorganized as an investment portfolio (series) of Hartford Series Fund, Inc. with the same name (except that the name does not include the term "Inc.").

                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                   HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                          HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                         HARTFORD MIDCAP HLS FUND, INC.
                      HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.
                        HARTFORD ADVISERS HLS FUND, INC.
                     HARTFORD GLOBAL ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.
                   HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                      HARTFORD MONEY MARKET HLS FUND, INC.

Hartford Series Fund, Inc. is a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.

     2. The Section of the Combined Statement of Additional Information entitled "Fundamental Restrictions of the Funds" (Subsection A under Investment Objectives and Policies) is hereby deleted in its entirety and replaced with the following:

     A. FUNDAMENTAL RESTRICTIONS OF THE FUNDS

     Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, approval of a "majority of the outstanding voting securities" of an HLS Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of an HLS Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the HLS Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the HLS Fund.

     The investment objective and principal investment strategies of the HLS Funds are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the HLS Funds followed by certain non-fundamental restrictions and policies applicable to the HLS Funds.

     1. Each HLS Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     2. Each HLS Fund (except Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund) will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     3. Global Communications HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: telecommunication services and media.

     4. Global Financial Services HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance.

     5. Global Health HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products, and health services.

     6. Global Technology HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: technology hardware and equipment, software and computer services, commercial services and supplies, electronics, and communication equipment.

     7. Each HLS Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     8. Each HLS Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

     9. Each HLS Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

     10. Each HLS Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

     The investment objective of each HLS Fund is non-fundamental and may be changed without a shareholder vote.

3. (a) The following information replaces the table entitled "Non-Interested Directors" and "Officers and Interested Directors" appearing under Management of the Hartford HLS Funds and Management of New Hartford HLS Funds:.

NON-INTERESTED DIRECTORS

-----------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                 TERM OF         PRINCIPAL        PORTFOLIOS IN
                                 POSITION      OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                                 HELD WITH      LENGTH OF      DURING PAST 5       OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED         YEARS             DIRECTOR        HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN         Director       Since 1995(1)  Ms. Coleman has            75                 N/A
(age 70)                                      Since 2002(2)  served as
c/o St. Joseph College                                       President of
1678 Asylum Avenue                                           Saint Joseph
West Hartford, CT 06117                                      College since
                                                             1991 and
                                                             President of
                                                             Cashel House,
                                                             Ltd. (retail)
                                                             since 1985.

DR. ROBERT M. GAVIN            Director       Since 2002(1)  Dr. Gavin is an            75          Dr. Gavin is a
(age 62)                                      Since 1986(2)  educational                            Director of
200 Hopmeadow Street                                         consultant.                            Systems &
Simsbury, CT 06089                                           Prior to                               Computer
                                                             September 1,                           Technology
                                                             2001, he was                           Corporation.
                                                             President of
                                                             Cranbrook
                                                             Education
                                                             Community and
                                                             prior to July
                                                             1996 he was
                                                             President of
                                                             Macalester
                                                             College, St.
                                                             Paul, MN.

-----------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                 TERM OF         PRINCIPAL        PORTFOLIOS IN
                                 POSITION      OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                                 HELD WITH      LENGTH OF      DURING PAST 5       OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED         YEARS             DIRECTOR        HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
DUANE E. HILL                  Director       Since 2001(1)  Mr. Hill is                75                 N/A
(age 57)                                      Since 2002(2)  Partner Emeritus
200 Hopmeadow Street                                         and a founding
Simsbury, CT 06089                                           partner of TSG
                                                             Capital Group, a
                                                             private equity
                                                             investment firm
                                                             that serves as
                                                             sponsor and lead
                                                             investor in
                                                             leveraged
                                                             buyouts of
                                                             middle market
                                                             companies. Mr.
                                                             Hill is also a
                                                             Partner of TSG
                                                             Ventures L.P., a
                                                             private equity
                                                             investment
                                                             company that
                                                             invests
                                                             primarily in
                                                             minority-owned
                                                             small
                                                             businesses.

PHILLIP O. PETERSON            Director       Since 2002(1)  Mr. Peterson is            75                 N/A
(age 58)                                      Since 2000(2)  a mutual fund
11155 Kane Trail                                             industry
Northfield, MN 55057                                         consultant. He
                                                             was a Partner of
                                                             KPMG LLP, until
                                                             July, 1999.

MILLARD HANDLEY PRYOR, JR.     Director       Since 1997(1)  Mr. Pryor has              75                 N/A
(age 69)                                      Since 2002(2)  served as
80 Lamberton Road                                            Managing
Windsor, CT 06095                                            Director of
                                                             Pryor & Clark
                                                             Company (real
                                                             estate investment),
                                                             Hartford, CT, since
                                                             June, 1992.

-----------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                 TERM OF         PRINCIPAL        PORTFOLIOS IN
                                 POSITION      OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                                 HELD WITH      LENGTH OF      DURING PAST 5       OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED         YEARS             DIRECTOR        HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
JOHN KELLEY SPRINGER           Director       Since 1978(1)  Mr. Springer               75                 N/A
(age 71)                                      Since 2002(2)  served as
27 Birch Point Lane                                          Chairman of
Sunapee, NH 03782                                            Medspan, Inc.
                                                             (health
                                                             maintenance
                                                             organization)
                                                             until March 2002.

(1) For Hartford Series Fund, Inc.
(2) For Hartford HLS Series Fund II, Inc.
 * Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                 TERM OF                           PORTFOLIOS IN
                                 POSITION      OFFICE* AND        PRINCIPAL         FUND COMPLEX          OTHER
                                 HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED   DURING PAST 5 YEARS      DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**         Chairman of    Since 2002     Mr. Marra is               75          Mr. Marra is a
(age 44)                       the Board                     President and                          member of the
P.O. Box 2999                  and Director                  Chief Operating                        Board of
Hartford, CT 06104-2999                                      Officer of                             Directors of The
                                                             Hartford Life,                         Hartford
                                                             Inc. He is also a                      Financial
                                                             member of the                          Services Group,
                                                             Board of Directors                     Inc.
                                                             and a member of the
                                                             Office of the
                                                             Chairman for The
                                                             Hartford Financial
                                                             Services Group,
                                                             Inc., the parent
                                                             company of
                                                             Hartford Life.
                                                             Named President of
                                                             Hartford Life in
                                                             2001 and COO in
                                                             2000, Mr. Marra
                                                             served as
                                                             Executive Vice
                                                             President and
                                                             Director of
                                                             Hartford Life's
                                                             Investment
                                                             Products Division
                                                             from 1998 to
                                                             2000.  He was head
                                                             of the company's
                                                             Individual Life
                                                             and Annuities
                                                             Division from 1994
                                                             to 1998 after being
                                                             promoted to Senior
                                                             Vice President in
                                                             1994 and to
                                                             Executive Vice
                                                             President in 1996.
                                                             Mr. Marra is also
                                                             a Managing Member
                                                             and President of
                                                             HIFSCO and HL
                                                             Advisors.

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                 TERM OF                           PORTFOLIOS IN
                                 POSITION      OFFICE* AND        PRINCIPAL         FUND COMPLEX          OTHER
                                 HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED   DURING PAST 5 YEARS      DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**        Director        Since 1996(1)  Mr. Smith served           75                N/A
(age 63)                                      Since 2002(2)  as Vice Chairman
62 Little Stannard Beach Road                                of Hartford
Westbrook, CT 06498                                          Financial Services
                                                             Group, Inc. from
                                                             February 1997 to
                                                             January 2002, as
                                                             President and
                                                             Chief Executive
                                                             Officer of
                                                             Hartford Life,
                                                             Inc. from February
                                                             1997 to January
                                                             2002, and as
                                                             President and
                                                             Chief Operating
                                                             Officer of The
                                                             Hartford Life
                                                             Insurance
                                                             Companies from
                                                             January 1989 to
                                                             January 2002.

DAVID M. ZNAMIEROWSKI**       President       Since 1999(1)  Mr. Znamierowski           51                N/A
(age 42)                      and Director(3) Since 2001(2)  currently serves
55 Farmington Avenue                                         as President of
Hartford, CT  06105                                          Hartford Investment
                                                             Management Company
                                                             ("HIMCO"); Senior
                                                             Vice President and
                                                             Chief Investment
                                                             Officer for
                                                             Hartford Life
                                                             Insurance Company;
                                                             Senior Vice
                                                             President of
                                                             Hartford Life,
                                                             Inc.; Senior Vice
                                                             President and Chief
                                                             Investment Officer
                                                             of The Hartford
                                                             Financial Services
                                                             Group, Inc. Mr.
                                                             Znamierowski is
                                                             also a Managing
                                                             Member and Senior
                                                             Vice President of
                                                             Hartford Investment
                                                             Financial Services,
                                                             LLC ("HIFSCO") and
                                                             HL Investment
                                                             Advisors, LLC ("HL
                                                             Advisors").

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                 TERM OF                           PORTFOLIOS IN
                                 POSITION      OFFICE* AND        PRINCIPAL         FUND COMPLEX          OTHER
                                 HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED   DURING PAST 5 YEARS      DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
ROBERT W. BELTZ, JR.           Vice           Since 2002(1)  Mr. Beltz                  N/A                N/A
(age 53)                       President      Since 1993(2)  currently serves
500 Bielenberg Drive                                         as Vice President,
Woodbury, Minnesota                                          Securities
                                                             Operations of
                                                             Hartford
                                                             Administrative
                                                             Services Company
                                                             ("HASCO"). He also
                                                             has served as
                                                             Assistant Vice
                                                             President of
                                                             Hartford Life
                                                             Insurance Company
                                                             since December
                                                             2001.

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                 TERM OF                           PORTFOLIOS IN
                                 POSITION      OFFICE* AND        PRINCIPAL         FUND COMPLEX          OTHER
                                 HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED   DURING PAST 5 YEARS      DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR                  Vice           Since 1996(1)  Mr. Carr has               N/A                N/A
(age 48)                       President      Since 2001(2)  served as
55 Farmington Avenue           and                           Assistant General
Hartford, CT 06105             Secretary                     Counsel since
                                                             1999, Counsel since
                                                             November 1996 and
                                                             Associate Counsel
                                                             since November
                                                             1995, of The
                                                             Hartford Financial
                                                             Services Group,
                                                             Inc.

WILLIAM H. DAVISON, JR.        Vice           Since 2002     Mr. Davison is a           N/A                N/A
(age 45)                       President                     Managing Director
55 Farmington Avenue                                         and Director of
Hartford, CT 06105                                           Funds Management
                                                             Group of Hartford
                                                             Investment
                                                             Management
                                                             Company. Mr.
                                                             Davison is also a
                                                             Vice President of
                                                             HIFSCO and HL
                                                             Advisors.

BRUCE FERRIS                   Vice           Since 2002     Mr. Ferris serves          N/A                N/A
(age 46)                       President                     as Vice President
P.O. Box 2999                                                and Director of
Hartford, CT 06104-2999                                      Sales and
                                                             Marketing in the
                                                             Investment
                                                             Products Division
                                                             of Hartford Life
                                                             Insurance Company.

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                 TERM OF                           PORTFOLIOS IN
                                 POSITION      OFFICE* AND        PRINCIPAL         FUND COMPLEX          OTHER
                                 HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED   DURING PAST 5 YEARS      DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY               Vice           Since 2002(1)  Ms. Fagely has             N/A                N/A
(age 43)                       President      Since 1993(2)  served as Vice
500 Bielenberg Drive                                         President of
Woodbury, Minnesota                                          Hartford
                                                             Administrative
                                                             Services Company
                                                             since 1998; prior
                                                             to 1998, Second
                                                             Vice President of
                                                             HASCO. Ms. Fagely
                                                             is also an
                                                             Assistant Vice
                                                             President of
                                                             Hartford Life
                                                             Insurance Company.

GEORGE RICHARD JAY             Vice           Since 1996(1)  Mr. Jay has served         N/A                N/A
(age 50)                       President,     Since 2001(2)  as Secretary and
P.O. Box 2999                  Controller                    Director, Life and
Hartford, CT 06104-2999        and Treasurer                 Equity Accounting
                                                             and Financial
                                                             Control, of
                                                             Hartford Life
                                                             Insurance Company
                                                             since 1987.

RYAN JOHNSON                   Vice           Since 2002     Mr. Johnson has            N/A                N/A
(age 41)                       President                     served as Vice
P.O. Box 2999                                                President and a
Hartford, CT 06104-2999                                      director of sales
                                                             and marketing in
                                                             the Investment
                                                             Products Division
                                                             of Hartford Life
                                                             Insurance Company
                                                             since 1999.
                                                             Previously he was
                                                             with Guardian
                                                             Insurance Company
                                                             in New York, New
                                                             York.

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                 TERM OF                           PORTFOLIOS IN
                                 POSITION      OFFICE* AND        PRINCIPAL         FUND COMPLEX          OTHER
                                 HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED   DURING PAST 5 YEARS      DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE               Vice           Since 2000(1)  Mr. Joyce                  N/A                N/A
(age 43)                       President      Since 2001(2)  currently serves
P. O. Box 2999                                               as Senior Vice
Hartford, CT 06104-2999                                      President and
                                                             Director of
                                                             Institutional
                                                             Products Group for
                                                             Hartford Life
                                                             Insurance Company.
                                                             Previously he
                                                             served as Vice
                                                             President
                                                             (1997-1999) and
                                                             Assistant Vice
                                                             President
                                                             (1994-1997) of
                                                             Hartford Life
                                                             Insurance Company.

DAVID N. LEVENSON              Vice           Since 2000(1)  Mr. Levenson               N/A                N/A
(age 36)                       President      Since 2001(2)  serves as Senior
P.O. Box 2999                                                Vice President of
Hartford, CT 06104-2999                                      the Hartford Life
                                                             Insurance
                                                             Company's Retail
                                                             Product Management
                                                             Group and is
                                                             responsible for
                                                             all retail product
                                                             management and
                                                             profitability. Mr.
                                                             Levenson joined
                                                             The Hartford in
                                                             1995. Mr. Levenson
                                                             is also a senior
                                                             vice president of
                                                             HIFSCO.

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                 TERM OF                           PORTFOLIOS IN
                                 POSITION      OFFICE* AND        PRINCIPAL         FUND COMPLEX          OTHER
                                 HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       DIRECTORSHIPS
    NAME, AGE AND ADDRESS      EACH COMPANY    TIME SERVED   DURING PAST 5 YEARS      DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS                Vice           Since 2000(1)  Mr. Walters serves         N/A                N/A
(age 40)                       President      Since 2001(2)  as Executive Vice
P.O. Box 2999                                                President and
Hartford, CT 06104-2999                                      Director of the
                                                             Investment
                                                             Products Division
                                                             of Hartford Life
                                                             Insurance Company.
                                                             Previously Mr.
                                                             Walters was with
                                                             First Union
                                                             Securities. Mr.
                                                             Walters is also a
                                                             Managing Member
                                                             and Executive Vice
                                                             President of
                                                             HIFSCO and HL
                                                             Advisors.

(1) For Hartford Series Fund, Inc.
(2) For Hartford HLS Series Fund II, Inc.
(3) Mr. Znamierowski is a director of Hartford Series Fund, Inc. but is not a director of Hartford HLS Series Fund II, Inc.
 * Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.
** "Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.

(b) The following information supplements the discussion under Standing Committees on page 29:

     As of August 1, 2002, the Audit and Nominating Committees are comprised of all current independent directors.

(c) The following information replaces the information in the table appearing on page 23 of the Statement of Additional Information.

                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                        SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN BY
                               DOLLAR RANGE OF EQUITY SECURITIES      DIRECTOR IN FAMILY OF INVESTMENT
  NAME OF DIRECTOR                        IN THE FUND                             COMPANIES
Winifred E. Coleman                          None                                   None

Dr. Robert M. Gavin                          None                                   None

Duane E. Hill                                None                                   None

Phillip O. Peterson                          None                                   None

Millard H. Pryor, Jr.                        None                                   None

John K. Springer                             None                               Over $100,000

Thomas M. Marra                              None                                   None

Lowndes A. Smith                             None                               Over $100,000

(d) The following information replaces the information appearing in the table on page 31 under the heading "Compensation of Officers and Directors".

                                                            PENSION OR                             TOTAL COMPENSATION
                                       AGGREGATE        RETIREMENT BENEFITS     ESTIMATED ANNUAL   FROM THE HLS FUNDS
                                   COMPENSATION FROM    ACCRUED AS PART OF       BENEFITS UPON      AND FUND COMPLEX
    NAME OF PERSON, POSITION         THE HLS FUNDS       HLS FUND EXPENSES         RETIREMENT      PAID TO DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------
Winifred E. Coleman, Director          $59,200                 $0                    $0                $74,000

Robert M. Gavin, Director              $12,850                 $0                    $0                $44,250

Duane E. Hill, Director                $10,400                 $0                    $0                $13,000

William A. O'Neill, Director(1)        $59,200                 $0                    $0                $74,000

Phillip O. Peterson, Director          $12,900                 $0                    $0                $44,700

Millard H. Pryor, Director             $59,200                 $0                    $0                $74,000

John K. Springer, Director             $59,200                 $0                    $0                $74,000

(1) Retired August 1, 2002

4. Ernst & Young LLP has been selected as independent accountants for each Hartford HLS Fund's current fiscal year. The address of Ernst & Young LLP is 200 Clarendon Street, Boston, MA 02116.

5. The reference to "July 24, 2001" in the first paragraph on page 23 of the Statement of Additional Information is deleted and replaced with "August 1, 2002."

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